Investment Objectives and Goals	May 27, 2026
Tuttle Capital Pure Play Photonics ETF
Prospectus [Line Items]
Risk/Return [Heading]	TUTTLE CAPITAL PURE PLAY PHOTONICS ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Tuttle Capital Pure Play Photonics ETF (the "Fund") is to seek long-term capital appreciation.
Tuttle Capital Photonics Income Blast ETF
Prospectus [Line Items]
Risk/Return [Heading]	TUTTLE CAPITAL PHOTONICS INCOME BLAST ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Tuttle Capital Photonics Income Blast ETF (the "Fund") is to seek current income. The Fund’s secondary investment objective is to seek long-term capital appreciation.